NOTE 15 - CORRECTION OF PRIOR PERIOD ERROR	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Text Block]
NOTE 15 – CORRECTION OF PRIOR PERIOD ERROR

During the year ended December 31, 2010, stock-based compensation expense related to shares issued to directors and officers of $3,373,650 was reduced by an amount of $604,774 owed to directors and officers, which was forgiven, resulting in net stock-based compensation of $2,768,878 recognized in stockholders’ equity (deficiency).

In accordance with ASC 470-50-40-2, which states that extinguishment transactions between related parties may in essence be capital transactions, the forgiveness of obligations due to directors and officers should have been presented as a contribution to capital in the statements of changes in stockholders’ equity and in the statements of cash flows as a non-cash financing transaction.

As this error was made in a reporting period prior to the comparative period, the Balance Sheet balances as at December 31, 2010 were restated as follows:

•	Additional Paid-In Capital was increased by $604,774 to record the forgiveness of obligations due to directors and officers which should have been treated as a capital transaction

•	Deficit accumulated during the development stage was increased by $604,774 to reverse the wrong entry made to stock-based compensation expense during 2010.

In addition, the Balance Sheet balances were still understated as at December 31, 2011, so this error resulted in the restatement of the following line items for the year ended December 31, 2011:

•	Additional Paid-In Capital was increased by $604,774

•	Deficit accumulated during the development stage was increased by $604,774

The section below shows the restatement of each line item affected by the error:

Restatement of financial statements as a result of correction of an error

December 31, 2010 comparative year

Financial statement line item (Balances affected)	Actual 2010	Correction of Error	Restated Actual 2010
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	392		392
Additional paid-in capital	4,900,133	604,774	5,504,907
Deficit accumulated during the development stage	(4,419,498)	(604,774)	(5,024,272)
Total Stockholders’ Equity (Deficiency)	481,027	-	481,027

December 31, 2011 comparative year

Financial statement line item (Balances affected)	Actual 2011	Correction of Error	Restated Actual 2011
Balance sheet (extract)
Shareholders’ Deficiency
Common stock	1,131		1,131
Additional paid-in capital	8,862,522	604,774	9,467,296
Deficit accumulated during the development stage	(9,757,198)	(604,774)	(10,361,972)
Total Stockholders’ Deficiency	(893,545)	-	(893,545)